Non-controlling interests	12 Months Ended
Dec. 31, 2025
Non-Controlling Interests [Abstract]
Non-controlling interests	Non-controlling interests

	Profit attributable to non- controlling interest		Equity attributable to non- controlling interest		Dividends paid to non- controlling interest
	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m
Barclays Bank PLC issued:
– Preference shares	32	41	318	529	32	41
Undated subordinated liabilities	8	8	126	126	8	8
Other non-controlling interests	1	—	8	5	1	—
Total	41	49	452	660	41	49
In 2025, there were no issuances (2024: none) and £211m redemptions  (2024: £0m). Other non-controlling interests relates to the holding in
Female Innovators Lab LP, see Note 43 for more details.
Barclays Bank PLC and protective rights of non-controlling interests
Barclays PLC holds 100% of the voting rights of Barclays Bank PLC. As at 31 December 2025, Barclays Bank PLC has in issue preference shares and undated subordinated liabilities instruments. These are non-controlling interests to the Group.
A fixed coupon rate is attached to all undated subordinated liabilities instruments until the initial call date.
After the initial call date, in the event they are not redeemed, coupon payments in relation to the 6.125% Undated Notes are fixed periodically in advance for five-year periods based on market rates. Coupon payments for all other undated subordinated liabilities instruments are at rates fixed periodically in advance based on market rates.
The payment of preference share dividends are at the discretion of Barclays Bank PLC, save that payment of preference share dividends will be compulsory where Barclays PLC has declared or paid a dividend on ordinary shares, or in certain cases, any class of preference shares, in the preceding six-month period.  If Barclays Bank PLC does not declare or pay in full any dividend on the preference shares, Barclays Bank
PLC and Barclays PLC are restricted from paying dividends on ordinary shares until a dividend or coupon is next paid on these instruments or the instruments are redeemed or purchased by Barclays Bank PLC. Any unpaid dividends will accumulate if not paid and dividends not paid become payable if Barclays PLC subsequently declares or pays a dividend on ordinary shares, or in certain cases, any class of preference shares, or in certain other circumstances. There are no restrictions on Barclays Bank PLC's ability to remit capital to Barclays
PLC as a result of these issued instruments.  The payment of undated subordinated liabilities instrument coupons are typically at the sole discretion of Barclays Bank PLC. No dividend or coupon payments may be made unless Barclays Bank PLC satisfies a specified solvency test.
Preference share redemptions are typically at the discretion of Barclays Bank PLC and are redeemable in whole, but not in part, at the initial call date and on any dividend payment date after the initial call date, pursuant to their respective terms. Undated subordinated liabilities instruments are repayable, at the option of Barclays Bank PLC in whole at the initial call date and on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities instruments is repayable, at the option of Barclays Bank PLC, in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments or redemptions require the prior consent of the PRA, and in respect of the preference shares, any such redemption will be subject to the Companies Act 2006 and the Articles of Barclays Bank PLC.

	2025	2024
Instrument	£m	£m
Preference Shares:
US Dollar Preference Shares	318	318
Euro Preference Shares	—	211
Total Barclays Bank PLC Preference Shares	318	529

Undated subordinated liabilities:
5.03% Undated Reverse Dual Currency Subordinated Loan (JPY8bn)	39	39
5.0% Reverse Dual Currency Undated Subordinated Loan (JPY12bn)	53	53
6.125% Undated Subordinated Notes (£550m)	34	34
Total undated subordinated liabilities	126	126